Intangible Assets (Details) - Schedule of future estimated amortization expenses - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of future estimated amortization expenses [Abstract]
Within one year	¥ 9,051
1 – 2 years	5,655
2 – 3 years	3,910
3 – 4 years	1,174
4 – 5 years	754
5 years and thereafter	7,876
Total	¥ 28,420	¥ 40,105